Prospectus supplement	July 9, 2010

PUTNAM GLOBAL SECTOR FUND Prospectus dated March 31, 2010

The subsection Your fund’s management in the Fund summary section is deleted in its entirety and replaced with the following disclosure:

Investment advisor
Putnam Investment Management, LLC

Portfolio managers
Kelsey Chen, Portfolio Manager, portfolio manager of the fund since 2010
Tim Codrington, Portfolio Manager, portfolio manager of the fund since 2010
Steven Curbow, Portfolio Manager, portfolio manager of the fund since 2010
Vivek Gandhi, Portfolio Manager, portfolio manager of the fund since 2010
George Gianarikas, Portfolio Manager, portfolio manager of the fund since 2010
David Morgan, Portfolio Manager, portfolio manager of the fund since 2010
John Morgan, Portfolio Manager, portfolio manager of the fund since 2010
Ferat Ongoren, Portfolio Manager, portfolio manager of the fund since 2010
Nathaniel Salter, Portfolio Manager, portfolio manager of the fund since 2010
Walter Scully, Portfolio Manager, portfolio manager of the fund since 2010
Chris Stevo, Portfolio Manager, portfolio manager of the fund since 2010
Michael Yogg, Portfolio Manager, portfolio manager of the fund since 2010

The section Who oversees and manages the fund? is supplemented to reflect that the officers of Putnam Management primarily responsible for the day-to-day management of the fund's portfolio are now Kelsey Chen, Tim Codrington, Steven Curbow, Vivek Gandhi, George Gianarikas, David Morgan, John Morgan, Ferat Ongoren, Nathaniel Salter, Walter Scully, Chris Stevo and Michael Yogg.

Portfolio	Joined	Employer	Positions over past five years
managers	fund

Kelsey Chen	2010	Putnam Management	Portfolio Manager; Analyst;
		2000 – Present	Sector Team Leader

Tim Codrington	2010	Putnam Management	Portfolio Manager; Analyst
		1997 – Present

Steven Curbow	2010	Putnam Management	Portfolio Manager; Analyst
		December 2008 – Present

		Independence	Analyst; Portfolio Manager; Director of
		Investments, L.L.C.	Fundamental Research
		October 1999 – 2008

Vivek Gandhi	2010	Putnam Management	Portfolio Manager; Analyst
		1999 – Present

George	2010	Putnam Management	Portfolio Manager; Analyst,
Gianarikas		January 2009 – Present	Sector Team Leader

		Wellington Management
		Company	Global Industry Analyst
		2007 – 2008

		RiverSource Investments
		2003 – 2007	Equity Analyst

David Morgan	2010	Putnam Investments	Portfolio Manager; Analyst
		Limited
		2004 – Present

		Citigroup Asset	Director, Equity Analyst,
		Management	European Financials
		1995 - 2004

John Morgan	2010	Putnam Management	Portfolio Manager; Analyst
		1994 – Present

Ferat Ongoren	2010	Putnam Management	Portfolio Manager; Analyst
		June 2009 – Present

		Citigroup, Inc.	Director, Industrials Sector
		2003 – 2009

Nathaniel Salter	2010	Putnam Management	Portfolio Manager; Analyst
		2005 – Present

Walter Scully	2010	Putnam Management	Portfolio Manager; Analyst
		1996 – Present

Chris Stevo	2010	Putnam Management	Portfolio Manager; Analyst
		1999 – Present

Michael Yogg	2010	Putnam Management	Portfolio Manager; Analyst;
		1997 – Present	Sector Team Leader
			Previously, Associate Director,
			Global Equity Research Team

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